Share Capital And Capital Management (Details) - Schedule of consolidated statements of profit or loss - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Pre-Reverse Split [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share basic and diluted	$ 0.08	$ 0.05	$ 0.05	$ 0.12
Weighted average number of shares basic and diluted	41,948,748	41,948,748	41,948,748	41,948,748
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share basic and diluted	$ 0.32	$ 0.2	$ 0.18	$ 0.49
Weighted average number of shares basic and diluted	(33,558,998)	(33,558,998)	(33,558,998)	(33,558,998)
Post-Reverse Split [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share basic and diluted	$ 0.4	$ 0.25	$ 0.23	$ 0.61
Weighted average number of shares basic and diluted	8,389,750	8,389,750	8,389,750	8,389,750